Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Options granted (in shares)	0		0
Weighted average grant date fair value of stock options granted (in dollars per share)		$ 9.82
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares)	20,500,000
Stock options
Stock-Based Compensation
Contractual term (in years)	7 years
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 0	$ 3	$ 3
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	3 years
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	4 years
Performance share units (PSUs) | Tranche three
Stock-Based Compensation
Vesting percentage (as a percent)		50.00%
Vesting period (in years)		2 years
Performance share units (PSUs) | Tranche four
Stock-Based Compensation
Vesting percentage (as a percent)		50.00%
Vesting period (in years)		3 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 23	$ 33	$ 1
Restricted Stock Units (RSUs) | Director
Stock-Based Compensation
Contractual term (in years)	10 years
Vesting period (in years)	1 year
Synthetic Equity Awards
Stock-Based Compensation
Unrecognized compensation expense	$ 6
Weighted-average period, compensation expense recognized (in years)	3 years 3 months 18 days
Minimum | Restricted Stock Units (RSUs)
Stock-Based Compensation
Vesting period (in years)			1 year
Maximum | Restricted Stock Units (RSUs)
Stock-Based Compensation
Vesting period (in years)			2 years